Total Stock Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	58,335,533	2,752,854
Vanguard Extended Market Index Fund Admiral Shares	5,268,092	508,002
Total Investment Companies (Cost $2,893,259)		3,260,856
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.828% (Cost $1)	9	1
Total Investments (100.0%) (Cost $2,893,260)		3,260,857
Other Assets and Liabilities—Net (0.0%)		229
Net Assets (100%)		3,261,086
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2022 Market Value ($000)
Vanguard Extended Market Index Fund	713,714	67,221	52,739	22,077	(242,271)	3,356	—	508,002
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	6	—	1
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,542,234	365,161	118,795	57,612	(1,093,358)	41,293	138,071	2,752,854
Total	4,255,948	432,382	171,534	79,689	(1,335,629)	44,655	138,071	3,260,857
1	Not applicable—purchases and sales are for temporary cash investment purposes.